INCOME TAXES - Reconciliation of Effective Income Tax Rate Operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income taxes from appropriate statutory rate to the consolidated effective income tax rate [Line Items]
Income taxes at the applicable statutory rate	25.00%	25.00%	25.00%
Effective income tax expense rate	17.10%	16.80%	15.80%
Ireland operations
Reconciliation of income taxes from appropriate statutory rate to the consolidated effective income tax rate [Line Items]
Ireland tax on trading income		(0.90%)	(1.30%)
Nondeductible interest expense		0.90%	2.60%
Other items - net		1.20%	(0.20%)
Foreign operations
Reconciliation of income taxes from appropriate statutory rate to the consolidated effective income tax rate [Line Items]
Other items - net		(0.20%)	2.20%
Tax rate differential		(6.70%)	(9.90%)
Worldwide operations
Reconciliation of income taxes from appropriate statutory rate to the consolidated effective income tax rate [Line Items]
Adjustments to tax liabilities		0.10%	(0.20%)
Adjustments to valuation allowances		(2.60%)	(2.40%)